May 18, 2021
GMO Emerging Country Debt Shares Fund
GMO Emerging Country Debt Shares Fund
GMO TRUST Supplement dated May 18, 2021 to the GMO Trust Prospectus, dated June 30, 2020, as supplemented GMO Emerging Country Debt Fund and GMO Emerging Country Debt Shares Fund

GMO Emerging Country Debt Fund (“ECDF”) charges a purchase premium of 0.75% of the amount invested and a redemption fee of 0.75% of the amount redeemed. In addition, GMO Emerging Country Debt Shares Fund (“ECD Shares Fund”) pays ECDF a purchase premium of 0.75% of the amount invested and a redemption fee of 0.75% of the amount redeemed. The sections captioned “Shareholder fees” for ECDF and ECD Shares Fund on pages 92 and 96, respectively, of the Prospectus are amended to reflect this fee reduction.